Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	70 Months Ended
	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025
Multisector Bond SMA Completion Portfolio
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Multisector Bond SMA Completion Portfolio
Average Annual Return, Percent	8.79%	7.53%	6.20%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.14%	(0.68%)	0.66%